MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of Available-For-Sale Marketable Securities

	December 31, 2016				December 31, 2015
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	Cost	gains	losses	value
Available-for-sale:

Equity securities	$77	$-	$-	$77	$87	$-	$(2)	$85
Corporate bonds	41	*) -	-	41	16	*) -	-	16
Israeli Government debt	18	-	*) -	18	36	-	(3)	33

	$136	$-	$-	$136	$139	$-	$(5)	$134

*)          Represents an amount less than $ 1.

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity

	December 31, 2016		December 31, 2015
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$94	$94	$126	$121
Matures after one year through five years	34	34	12	13
Matures after five years	8	8	-	-

Total	$136	$136	$138	$134